Term Placements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Other Significant Noncash Transactions [Line Items]
Term placements, original maturities, minimum (in months)	3 months
Term placements, original maturities, maximum (in years)	15 years
Term placements, restricted term placements	₨ 134.3	$ 2.2	₨ 123.7